SCHEDULE OF STOCK OPTION GRANTED IN VALUATION ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.88%	0.00%
Expected term (years)		0 years
Expected volatility	53.49%	0.00%
Expected dividends	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years 3 months